Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
– Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	1.40%	0.71%
Weighted average risk discount rate	5.20%	4.96%
Expense inflation	3.00%	3.00%
– France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	0.69%	0.34%
Weighted average risk discount rate	1.55%	1.34%
Expense inflation	1.80%	1.60%
Risk discount rate	1.55%	1.34%
Risk margin	$ 215	$ 213